Summary of Significant Accounting Policies - Additional Information (Details)		1 Months Ended	12 Months Ended
	Oct. 15, 2018 USD ($)	Oct. 31, 2018 USD ($)	Apr. 30, 2019 USD ($) Customer segment shares	Apr. 30, 2018 USD ($) Customer shares	Apr. 30, 2017 USD ($) Customer	Apr. 30, 2016 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Re-measurement gain (loss) recognized			$ 200,000	$ (1,300,000)	$ (600,000)
Allowance for doubtful accounts			1,411,000	776,000	357,000	$ 52,000
Unbilled accounts receivable			1,710,000	1,139,000	1,114,000	$ 556,000
Impairment of goodwill			0	0	0
Deferred offering costs		$ 200,000
Additional offering costs		$ 5,500,000
Advertising costs			6,500,000	1,700,000	1,000,000
Stock-based compensation expense			$ 39,942,000	$ 12,742,000	$ 18,886,000
Redeemable convertible preferred stock, shares issued | shares			0	28,939,466
Redeemable convertible preferred stock, shares outstanding | shares			0	28,939,466
Number of operating segments | segment			1
Number of reportable segments | segment			1
Minimum
Summary Of Significant Accounting Policies [Line Items]
Percentage of likelihood that a tax benefit will be sustained			50.00%
Total right-of-use assets			$ 25,000,000
Total lease liabilities			25,000,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Total right-of-use assets			30,000,000
Total lease liabilities			$ 30,000,000
Redeemable Convertible Preference Shares
Summary Of Significant Accounting Policies [Line Items]
Terms of conversion			one-to-one
Conversion ratio			1
Redeemable convertible preferred stock, shares issued | shares			0
Redeemable convertible preferred stock, shares outstanding | shares			0
RSAs
Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense	$ 1,700,000		$ 2,600,000
Credit Concentration Risk | Net Accounts Receivable
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%
Number of customer | Customer			0	0
Customer Concentration Risk | Revenue
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%
Number of customer | Customer			0	0	0